361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 39.9%
$676,675	ARI Fleet Lease Trust Series 2017-A, Class A2, 1.910%, 4/15/2026[1,2]	$676,279
186,676	BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.070%, 10/20/2020[2]	186,929
1,000,000	Canadian Pacer Auto Receivables Trust Series 2020-1A, Class A2B, 2.221% (1-Month USD Libor+20 basis points), 11/21/2022[1,2,3]	1,000,086
663,822	Capital One Prime Auto Receivables Trust Series 2019-1, Class A2, 2.580%, 4/15/2022[2]	666,260
2,000,000	Carmax Auto Owner Trust Series 2019-4, Class A2B, 1.976% (1-Month USD Libor+30 basis points), 3/15/2023[2,3]	2,000,287
1,256,313	Chesapeake Funding II LLC Series 2017-2A, Class A2, 2.126% (1-Month USD Libor+45 basis points), 5/15/2029[1,2,3]	1,257,394
	Dell Equipment Finance Trust
632,676	Series 2018-1, Class A2B, 1.953% (1-Month USD Libor+30 basis points), 10/22/2020[1,2,3]	633,157
1,156,000	Series 2018-1, Class C, 3.530%, 6/22/2023[1,2]	1,176,321
	Drive Auto Receivables Trust
375,322	Series 2017-3, Class C, 2.800%, 7/15/2022[2]	375,442
442,983	Series 2018-3, Class B, 3.370%, 9/15/2022[2]	443,364
	Evergreen Credit Card Trust
2,000,000	Series 2019-1, Class A, 2.156% (1-Month USD Libor+48 basis points), 1/15/2023[1,2,3]	2,005,510
1,000,000	Series 2019-3, Class A, 2.046% (1-Month USD Libor+37 basis points), 10/16/2023[1,2,3]	1,000,168
486,877	GM Financial Consumer Automobile Receivables Trust Series 2018-3, Class A2B, 1.780% (1-Month USD Libor+11 basis points), 7/16/2021[2,3]	486,884
2,250,000	Golden Credit Card Trust Series 2019-2A, Class A, 2.026% (1-Month USD Libor+35 basis points), 10/15/2023[1,2,3]	2,248,114
1,400,308	Gosforth Funding PLC Series 2017-1A, Class A1A, 2.373% (3-Month USD Libor+47 basis points), 12/19/2059[1,2,3]	1,401,084
1,240,000	Lanark Master Issuer PLC Series 2018-1A, Class 1A, 2.319% (3-Month USD Libor+42 basis points), 12/22/2069[1,2,3]	1,237,359
2,000,000	Master Credit Card Trust Series 2019-1A, Class A, 2.134% (1-Month USD Libor+48 basis points), 7/21/2022[1,2,3]	2,005,554
1,127,375	MMAF Equipment Finance LLC Series 2019-A, Class A2, 2.840%, 1/10/2022[1,2]	1,133,483

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,000,000	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A1, 2.356% (1-Month USD Libor+68 basis points), 10/17/2022[1,2,3]	$3,007,557
554,480	Nissan Auto Receivables Owner Trust Series 2019-A, Class A2A, 2.820%, 1/18/2022[2]	556,554
1,500,000	Nissan Master Owner Trust Receivables Series 2019-B, Class A, 2.106% (1-Month USD Libor+43 basis points), 11/15/2023[2,3]	1,504,682
2,000,000	Penarth Master Issuer PLC Series 2018-2A, Class A1, 2.108% (1-Month USD Libor+45 basis points), 9/18/2022[1,2,3]	1,999,426
1,500,000	Permanent Master Issuer PLC Series 2018-1A, Class 1A1, 2.211% (3-Month USD Libor+38 basis points), 7/15/2058[1,2,3]	1,500,778
	PFS Financing Corp.
2,000,000	Series 2018-A, Class B, 2.276% (1-Month USD Libor+60 basis points), 2/17/2022[1,2,3]	1,996,666
2,000,000	Series 2019-B, Class B, 2.476% (1-Month USD Libor+80 basis points), 9/15/2023[1,2,3]	2,001,597
2,000,000	Series 2019-A, Class A1, 2.226% (1-Month USD Libor+55 basis points), 4/15/2024[1,2,3]	2,005,742
2,000,000	Securitized Term Auto Receivables Trust Series 2019-1A, Class A3, 2.986%, 2/27/2023[1,2]	2,029,068
376,415	SLM Student Loan Trust Series 2011-2, Class A1, 2.261% (1-Month USD Libor+60 basis points), 11/25/2027[2,3]	377,159
	SMB Private Education Loan Trust
117,152	Series 2018-B, Class A1, 1.996% (1-Month USD Libor+32 basis points), 12/16/2024[1,2,3]	117,164
760,078	Series 2019-A, Class A1, 2.026% (1-Month USD Libor+35 basis points), 2/16/2026[1,2,3]	760,223
1,047,411	Sofi Consumer Loan Program LLC Series 2017-3, Class A, 2.770%, 5/25/2026[1,2]	1,053,602
1,377,208	SoFi Consumer Loan Program Trust Series 2019-3, Class A, 2.900%, 5/25/2028[1,2]	1,390,384
	Sofi Professional Loan Program LLC
358,278	Series 2016-E, Class A1, 2.511% (1-Month USD Libor+85 basis points), 7/25/2039[1,2,3]	358,953
564,966	Series 2017-C, Class A1, 2.261% (1-Month USD Libor+60 basis points), 7/25/2040[1,2,3]	567,026
437,426	Series 2018-A, Class A1, 2.011% (1-Month USD Libor+35 basis points), 2/25/2042[1,2,3]	436,790
2,000,000	Trillium Credit Card Trust II Series 2018-2A, Class A, 2.011% (1-Month USD Libor+35 basis points), 9/26/2023[1,2,3]	2,002,420

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Volvo Financial Equipment Master Owner Trust Series 2017-A, Class A, 2.176% (1-Month USD Libor+50 basis points), 11/15/2022[1,2,3]	$2,007,696
627,040	World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.800%, 1/18/2022[2]	628,190
1,500,000	World Omni Select Auto Trust Series 2019-A, Class A2A, 2.060%, 8/15/2023[2]	1,505,628
	TOTAL ASSET-BACKED SECURITIES
	(Cost $47,642,788)	47,740,980
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
1,081,986	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-DN2, Class M2, 3.311% (1-Month USD Libor+165 basis points), 4/25/2024[2,3]	1,085,556
1,947,808	Holmes Master Issuer PLC Series 2018-2A, Class A2, 2.251% (3-Month USD Libor+42 basis points), 10/15/2054[1,2,3]	1,949,403
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,017,617)	3,034,959
	CORPORATE BONDS — 38.8%
	COMMUNICATIONS — 3.5%
2,500,000	Comcast Corp. 2.349% (3-Month USD Libor+44 basis points), 10/1/2021[3]	2,513,968
1,000,000	Verizon Communications, Inc. 2.449% (3-Month USD Libor+55 basis points), 5/22/2020[3]	1,001,475
645,000	Walt Disney Co. 2.157% (3-Month USD Libor+25 basis points), 9/1/2021[3]	647,594
		4,163,037
	CONSUMER, CYCLICAL — 4.4%
1,910,000	American Honda Finance Corp. 2.154% (3-Month USD Libor+26 basis points), 6/16/2020[3]	1,912,296
1,000,000	Home Depot, Inc. 2.042% (3-Month USD Libor+15 basis points), 6/5/2020[3]	1,000,645
1,500,000	Toyota Motor Credit Corp. 2.069% (3-Month USD Libor+17 basis points), 9/18/2020[3]	1,501,339
800,000	Volkswagen Group of America Finance LLC 2.500%, 9/24/2021[1]	807,943
		5,222,223
	CONSUMER, NON-CYCLICAL — 10.8%
1,365,000	AbbVie, Inc. 2.545% (3-Month USD Libor+65 basis points), 11/21/2022[1,3]	1,377,528
2,000,000	BAT Capital Corp. 2.499% (3-Month USD Libor+59 basis points), 8/14/2020[3]	2,004,532

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$2,000,000	Bayer U.S. Finance II LLC 2.577% (3-Month USD Libor+63 basis points), 6/25/2021[1,2,3]	$2,009,506
3,000,000	Bristol-Myers Squibb Co. 2.550%, 5/14/2021[1]	3,036,075
1,820,000	Tyson Foods, Inc. 2.345% (3-Month USD Libor+45 basis points), 8/21/2020[3]	1,822,604
2,650,000	UnitedHealth Group, Inc. 1.901% (3-Month USD Libor+7 basis points), 10/15/2020[3]	2,650,737
		12,900,982
	ENERGY — 1.8%
590,000	MPLX LP 2.785% (3-Month USD Libor+90 basis points), 9/9/2021[2,3]	592,234
1,595,000	Occidental Petroleum Corp. 3.360% (3-Month USD Libor+145 basis points), 8/15/2022[2,3]	1,604,085
		2,196,319
	FINANCIAL — 13.4%
2,000,000	Bank of Montreal 2.518% (3-Month USD Libor+63 basis points), 9/11/2022[3,4]	2,021,211
545,000	Canadian Imperial Bank of Commerce 2.345% (SOFRRATE+80 basis points), 3/17/2023[3,4]	548,819
2,367,000	Charles Schwab Corp. 2.215% (3-Month USD Libor+32 basis points), 5/21/2021[2,3]	2,372,132
1,000,000	Citibank N.A. 2.180% (SOFRRATE+60 basis points), 3/13/2021[2,3]	1,002,007
770,000	Citigroup, Inc. 2.453% (SOFRRATE+87 basis points), 11/4/2022[2,3]	775,512
1,920,000	Credit Suisse A.G./New York NY 0.000% (SOFRRATE+45 basis points), 2/4/2022[3,4]	1,921,148
1,050,000	Fifth Third Bank 2.234% (3-Month USD Libor+44 basis points), 7/26/2021[2,3]	1,053,980
870,000	Morgan Stanley 2.251% (SOFRRATE+70 basis points), 1/20/2023[2,3]	873,058
3,500,000	New York Life Global Funding 2.075% (3-Month USD Libor+28 basis points), 1/28/2021[1,3]	3,508,060
2,000,000	Toronto-Dominion Bank 2.437% (3-Month USD Libor+53 basis points), 12/1/2022[3,4]	2,013,946
		16,089,873
	UTILITIES — 4.9%
2,230,000	Florida Power & Light Co. 2.308% (3-Month USD Libor+40 basis points), 5/6/2022[2,3]	2,230,169
1,270,000	National Rural Utilities Cooperative Finance Corp. 1.750%, 1/21/2022	1,274,324

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$2,410,000	Sempra Energy 2.331% (3-Month USD Libor+50 basis points), 1/15/2021[2,3]	$2,410,463
		5,914,956
	TOTAL CORPORATE BONDS
	(Cost $46,323,633)	46,487,390

Number of Shares
	SHORT-TERM INVESTMENTS — 21.6%
25,925,583	Federated Treasury Obligations Fund – Institutional Class, 1.452%[5]	25,925,583
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,925,583)	25,925,583

	TOTAL INVESTMENTS — 102.8%
	(Cost $122,909,621)	123,188,912

	Liabilities in Excess of Other Assets — (2.8)%	(3,389,611)
	TOTAL NET ASSETS — 100.0%	$119,799,301

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $51,698,116, which represents 43.15% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	January 31, 2020	(Depreciation)
85	E-Mini Dow	March 2020	11,985,952	11,983,300	(2,652)
178	E-Mini Nasdaq 100	March 2020	32,053,519	32,031,990	(21,529)
390	E-Mini Russell 2000 Index	March 2020	32,866,988	31,486,650	(1,380,338)
199	E-Mini S&P 500	March 2020	32,086,776	32,078,800	(7,976)
29	E-Mini S&P MidCap 400	March 2020	5,989,070	5,820,300	(168,770)

TOTAL FUTURES CONTRACTS			$114,982,305	$113,401,040	$(1,581,265)

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 91.3%
	United States Treasury Bill
$14,648,200	1.55%, 2/13/2020	$14,642,238
9,453,600	1.53%, 3/12/2020	9,438,342
14,300,000	1.54%, 4/9/2020	14,259,888
	Total U.S. Treasury Bills
	(Cost $38,337,477)	38,340,468
	SHORT-TERM INVESTMENTS — 7.3%
3,089,394	UMB Money Market Fiduciary, 0.25%[1]	3,089,394
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,089,394)	3,089,394
	TOTAL INVESTMENTS — 98.6%
	(Cost $41,426,871)	41,429,862
	Other Assets in Excess of Liabilities — 1.4%	573,386
	TOTAL NET ASSETS — 100.0%	$42,003,248

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	January 31, 2020	(Depreciation)
24	CAC 40 Index	February 2020	$1,587,698	$1,538,560	$(49,138)
22	DAX Index	March 2020	8,023,075	7,888,294	(134,781)
11	E-mini Dow Index	March 2020	1,551,151	1,550,780	(371)
43	E-mini NASDAQ 100 Index	March 2020	7,743,373	7,738,065	(5,308)
19	E-mini Russell 2000 Index	March 2020	1,601,265	1,533,965	(67,300)
77	E-mini S&P 500 Index	March 2020	12,415,679	12,412,400	(3,279)
156	Euro STOXX 50	March 2020	6,347,771	6,257,647	(90,124)
12	FTSE/MIB Index	March 2020	1,580,989	1,540,424	(40,565)
46	Hang Seng Index	February 2020	7,990,355	7,672,984	(317,371)
102	Korea Composite Indicative Index	March 2020	6,296,940	6,028,129	(268,811)
22	Nikkei 225 Index	March 2020	4,834,354	4,612,985	(221,369)
42	Taiwan Stock Exchange Capitalization Weighted Stock Index	February 2020	3,186,770	3,189,103	2,333

TOTAL FUTURES CONTRACTS			$63,159,420	$61,963,336	$(1,196,084)

See accompanying Notes to Schedule of Investments.

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	BASIC MATERIALS — 4.0%
5,191	Celanese Corp.[1]	$537,268
7,751	Eastman Chemical Co.[1]	552,414
5,413	Newmont Corp.[1]	243,910
		1,333,592
	COMMUNICATIONS — 6.8%
3,725	CDW Corp.[1]	485,926
4,369	Facebook, Inc. - Class A*[1]	882,145
1,886	IAC/InterActiveCorp*[1]	459,411
27,365	Switch, Inc. - Class A1	437,840
		2,265,322
	CONSUMER, CYCLICAL — 10.0%
17,855	LKQ Corp.*[1]	583,591
3,441	Lowe's Cos., Inc.[1]	399,982
2,117	Lululemon Athletica, Inc.*[1]	506,788
1,410	O'Reilly Automotive, Inc.*[1]	572,601
2,559	Pool Corp.[1]	561,189
11,824	TJX Cos., Inc.[1]	698,089
		3,322,240
	CONSUMER, NON-CYCLICAL — 22.8%
4,661	Avery Dennison Corp.[1]	611,710
1,248	Bio-Rad Laboratories, Inc. - Class A*[1]	450,428
2,437	Bio-Techne Corp.[1]	511,697
971	Booz Allen Hamilton Holding Corp.[1]	75,777
4,471	Bright Horizons Family Solutions, Inc.*[1]	732,037
2,921	Charles River Laboratories International, Inc.*[1]	451,528
1,506	Chemed Corp.[1]	703,362
3,038	Euronet Worldwide, Inc.*[1]	478,910
688	Humana, Inc.[1]	231,333
819	Integra LifeSciences Holdings Corp.*[1]	45,078
3,814	Laboratory Corp. of America Holdings*[1]	668,976
3,372	Masimo Corp.*[1]	575,263
7,095	PepsiCo, Inc.[1]	1,007,632
4,382	PRA Health Sciences, Inc.*[1]	443,940
3,653	West Pharmaceutical Services, Inc.[1]	569,685
		7,557,356
	FINANCIAL — 19.3%
53,775	Apple Hospitality REIT, Inc.[1]	807,700
459	Assured Guaranty Ltd.[1,2]	21,041
7,499	Camden Property Trust - REIT[1]	843,113
538	Comerica, Inc.[1]	32,904
28,544	Equity Commonwealth - REIT[1]	935,958

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
18,123	Gaming and Leisure Properties, Inc. - REIT[1]	$856,402
851	Janus Henderson Group PLC[1,2]	21,505
4,761	LPL Financial Holdings, Inc.[1]	438,631
93,666	MFA Financial, Inc. - REIT[1]	730,595
38,581	MGIC Investment Corp.[1]	532,032
6,498	OneMain Holdings, Inc.[1]	275,320
23,640	Weingarten Realty Investors - REIT[1]	687,924
7,933	Weyerhaeuser Co. - REIT[1]	229,660
		6,412,785
	INDUSTRIAL — 11.1%
6,790	AptarGroup, Inc.[1]	784,313
7,319	Crane Co.[1]	625,481
1,074	Curtiss-Wright Corp.[1]	156,192
10,502	Republic Services, Inc.[1]	998,215
19,444	Schneider National, Inc. - Class B1	433,018
1,641	Universal Display Corp.[1]	289,095
10,456	Westrock Co.[1]	407,784
		3,694,098
	TECHNOLOGY — 19.6%
1,196	Apple, Inc.[1]	370,174
3,908	Aspen Technology, Inc.*[1]	464,974
3,748	Broadridge Financial Solutions, Inc.[1]	446,574
2,057	CACI International, Inc. - Class A*[1]	550,124
2,303	EPAM Systems, Inc.*[1]	525,406
1,204	Fair Isaac Corp.*[1]	484,465
12,763	Genpact Ltd.[1,2]	565,018
25,993	HP, Inc.[1]	554,171
2,549	Intuit, Inc.[1]	714,689
4,841	Manhattan Associates, Inc.*[1]	413,712
378	Microsoft Corp.[1]	64,347
8,303	Paychex, Inc.[1]	712,148
4,266	Synopsys, Inc.*[1]	629,278
		6,495,080
	UTILITIES — 5.5%
8,747	IDACORP, Inc.[1]	981,326
28,552	MDU Resources Group, Inc.[1]	845,425
		1,826,751
	TOTAL COMMON STOCKS
	(Cost $31,086,785)	32,907,224

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 29.3%
$9,739,382	UMB Money Market Fiduciary, 0.25%[3]	$9,739,382
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,739,382)	9,739,382

	TOTAL INVESTMENTS — 128.4%
	(Cost $40,826,167)	42,646,606
	Liabilities in Excess of Other Assets — (28.4)%	(9,427,218)
	TOTAL NET ASSETS — 100.0%	$33,219,388

Number of Shares
	SECURITIES SOLD SHORT — (27.3)%
	COMMON STOCKS — (27.3)%
	BASIC MATERIALS — (3.0)%
(12,435)	Ashland Global Holdings, Inc.	(919,941)
(6,230)	Olin Corp.	(92,640)
		(1,012,581)
	COMMUNICATIONS — (4.1)%
(1,608)	GrubHub, Inc.*	(87,073)
(8,446)	Lyft, Inc. - Class A*	(401,016)
(1,716)	Okta, Inc.*	(219,734)
(10,005)	Uber Technologies, Inc.*	(363,081)
(6,414)	Zillow Group, Inc. - Class C*	(296,391)
		(1,367,295)
	CONSUMER, CYCLICAL — (0.4)%
(8,415)	Macy's, Inc.	(134,219)
	CONSUMER, NON-CYCLICAL — (3.2)%
(9,211)	Adaptive Biotechnologies Corp.*	(275,455)
(3,261)	Bluebird Bio, Inc.*	(259,869)
(8,449)	Centene Corp.*	(530,682)
		(1,066,006)
	ENERGY — (4.4)%
(36,694)	Cabot Oil & Gas Corp.	(517,018)
(9,169)	First Solar, Inc.*	(454,599)
(14,835)	Murphy Oil Corp.	(310,942)
(38,132)	Transocean Ltd.*[2]	(173,882)
		(1,456,441)
	FINANCIAL — (4.8)%
(7,600)	First Republic Bank	(842,688)
(23,268)	Macerich Co. - REIT	(519,109)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(8,416)	Taubman Centers, Inc. - REIT	$(222,351)
		(1,584,148)
	INDUSTRIAL — (2.0)%
(20,550)	General Electric Co.	(255,848)
(6,487)	Stericycle, Inc.*	(406,605)
		(662,453)
	TECHNOLOGY — (5.4)%
(1,256)	Alteryx, Inc.*	(175,174)
(2,881)	MongoDB, Inc.*	(472,225)
(8,500)	Nutanix, Inc. - Class A*	(275,995)
(3,801)	Twilio, Inc. - Class A*	(472,616)
(7,182)	Zscaler, Inc.*	(402,839)
		(1,798,849)
	TOTAL COMMON STOCKS
	(Proceeds $9,119,500)	(9,081,992)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $9,119,500)	$(9,081,992)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	BASIC MATERIALS — 3.0%
1,836,007	Fortescue Metals Group Ltd.	$13,600,635
2,800	Kirkland Lake Gold Ltd.	114,822
179,915	Rio Tinto Ltd.	11,674,194
		25,389,651
	COMMUNICATIONS — 7.3%
1,275	Amazon.com, Inc.*[1]	2,561,118
170,366	Auto Trader Group PLC[2]	1,257,082
93,342	CDW Corp.[1]	12,176,464
93,684	Facebook, Inc. - Class A*[1]	18,915,737
7,529	Iliad S.A.	995,910
375,000	Kakaku.com, Inc.	9,796,652
95,570	Match Group, Inc.*[1]	7,475,485
206,828	TPG Telecom Ltd.	1,028,228
113,325	TripAdvisor, Inc.*[1]	3,096,039
19,765	VeriSign, Inc.*[1]	4,113,887
		61,416,602
	CONSUMER, CYCLICAL — 17.4%
342,900	Air Canada*	11,486,140
716	Bayerische Motoren Werke A.G.	39,909
168,789	Copart, Inc.*[1]	17,125,332
134,970	Darden Restaurants, Inc.[1]	15,714,557
48,841	Domino's Pizza, Inc.[1]	13,760,952
275,133	DR Horton, Inc.[1]	16,287,874
711,100	Hanesbrands, Inc.[1]	9,784,736
530,208	Harvey Norman Holdings Ltd.	1,487,876
226,289	Lennar Corp. - Class A1	15,016,538
28,906	Lululemon Athletica, Inc.*[1]	6,919,807
3,520	NVR, Inc.*[1]	13,435,734
162,886	PulteGroup, Inc.[1]	7,272,860
61,000	Ralph Lauren Corp.[1]	6,923,500
78,507	Whirlpool Corp.[1]	11,475,368
		146,731,183
	CONSUMER, NON-CYCLICAL — 19.0%
233,211	Adecco Group A.G.	13,663,400
6,641	Alexion Pharmaceuticals, Inc.*[1]	660,049
524,701	Atlantia S.p.A.	12,874,814
5,925	Biogen, Inc.*[1]	1,592,936
116,868	Booz Allen Hamilton Holding Corp. - Class A1	9,120,379
266,989	Bristol-Myers Squibb Co.[1]	16,806,957
639	Chocoladefabriken Lindt & Spruengli A.G.	5,363,699
149,377	Coca-Cola European Partners PLC[1,3]	7,858,724

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
117,729	Colgate-Palmolive Co.[1]	$8,686,046
116,200	Dairy Farm International Holdings Ltd.[3]	598,430
434,500	Empire Co., Ltd. - Class A	10,079,454
365,322	General Mills, Inc.[1]	19,077,115
137,380	Kimberly-Clark Corp.[1]	19,678,311
44,682	METRO A.G.	621,688
207,200	Robert Half International, Inc.[1]	12,052,824
19,978	Societe BIC S.A.	1,350,404
110,296	STERIS PLC[1,3]	16,620,504
178,100	Toppan Printing Co., Ltd.	3,549,539
		160,255,273
	ENERGY — 4.2%
592,800	AltaGas Ltd.	9,545,540
671,087	Royal Dutch Shell PLC - A Shares	17,622,747
320,759	Royal Dutch Shell PLC - B Shares	8,428,342
		35,596,629
	FINANCIAL — 11.9%
93,247	Alliance Data Systems Corp.[1]	9,584,859
78,645	Athene Holding Ltd. - Class A*[1,3]	3,425,776
544,200	Bank of East Asia Ltd.	1,173,821
49,115	Brookfield Property REIT, Inc. - Class A - REIT[1]	906,663
7,212	Erie Indemnity Co. - Class A1	1,200,798
263,800	First Capital Real Estate Investment Trust	4,319,591
171,500	H&R Real Estate Investment Trust - REIT	2,771,940
321,317	MetLife, Inc.[1]	15,972,668
210,100	Power Corp. of Canada	5,242,181
169,300	Power Financial Corp.	4,394,329
45,573	Progressive Corp.[1]	3,677,285
258,900	RioCan Real Estate Investment Trust - REIT	5,313,378
1,078,000	Sino Land Co., Ltd.	1,469,137
291,400	SmartCentres Real Estate Investment Trust - REIT	6,916,181
376,957	Unum Group[1]	10,060,982
367,201	Vornado Realty Trust - REIT[1]	24,150,810
		100,580,399
	INDUSTRIAL — 13.0%
54,678	Allegion PLC[1,3]	7,070,959
145,938	CIMIC Group Ltd.	2,823,738
114,726	Epiroc A.B. - Class B	1,296,600
44,480	HeidelbergCement A.G.	2,999,694
582,100	Hitachi Ltd.	22,170,741
474,879	Johnson Controls International PLC[1,3]	18,733,976

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
51,150	Keysight Technologies, Inc.*[1]	$4,756,438
338,044	LafargeHolcim Ltd.*	17,179,668
4,854	Lennox International, Inc.[1]	1,130,885
76,700	LIXIL Group Corp.	1,275,323
428,600	Mitsubishi Heavy Industries Ltd.	15,634,203
13,800	Nippon Express Co., Ltd.	719,105
733,900	Venture Corp. Ltd.	8,666,216
7,874,200	Yangzijiang Shipbuilding Holdings Ltd.	5,405,073
		109,862,619
	TECHNOLOGY — 17.5%
260,600	Advantest Corp.	13,595,708
6,279	Apple, Inc.[1]	1,943,413
20,155	Applied Materials, Inc.[1]	1,168,788
12,100	Constellation Software, Inc.	12,718,532
983,559	Hewlett Packard Enterprise Co.[1]	13,700,977
249,952	HP, Inc.[1]	5,328,977
41,244	Intuit, Inc.[1]	11,563,993
72,428	KLA Corp.[1]	12,004,217
44,125	Lam Research Corp.[1]	13,158,516
86,314	Maxim Integrated Products, Inc.[1]	5,189,198
139,907	Micro Focus International PLC	1,878,851
240,088	Seagate Technology PLC[1,3]	13,682,615
136,347	Teradyne, Inc.[1]	8,997,539
96,900	Tokyo Electron Ltd.	21,312,779
22,251	Xerox Holdings Corp.[1]	791,468
43,581	Zebra Technologies Corp. - Class A*[1]	10,416,731
		147,452,302
	UTILITIES — 5.5%
280,100	Algonquin Power & Utilities Corp.	4,288,066
88,500	Chugoku Electric Power Co., Inc.	1,168,042
359,564	Evergy, Inc.[1]	25,946,138
6,384	Fortum Oyj	154,487
454,500	Kansai Electric Power Co., Inc.	5,100,775
221,180	Red Electrica Corp. S.A.	4,424,851
165,443	Uniper S.E.	5,419,859
		46,502,218
	TOTAL COMMON STOCKS
	(Cost $806,754,187)	833,786,876

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 18.4%
$154,996,648	UMB Money Market Fiduciary, 0.25%[4]	$154,996,648
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $154,996,648)	154,996,648

	TOTAL INVESTMENTS — 117.2%
	(Cost $961,750,835)	988,783,524

	Liabilities in Excess of Other Assets — (17.2)%	(144,886,854)
	TOTAL NET ASSETS — 100.0%	$843,896,670

Number of Shares
	SECURITIES SOLD SHORT — (28.4)%
	COMMON STOCKS — (28.4)%
	BASIC MATERIALS — (9.2)%
(145,400)	Agnico Eagle Mines Ltd.	(8,987,245)
(688,121)	ArcelorMittal S.A.	(10,106,839)
(168,100)	Cameco Corp.	(1,355,317)
(751,700)	First Quantum Minerals Ltd.	(5,884,549)
(881,134)	Freeport-McMoRan, Inc.	(9,780,587)
(397,100)	Hitachi Metals Ltd.	(6,103,195)
(52,400)	Methanex Corp.	(1,699,021)
(616,984)	Mosaic Co.	(12,240,963)
(1,003,915)	Norsk Hydro A.S.A.	(3,137,567)
(271,300)	West Fraser Timber Co., Ltd.	(10,869,220)
(121,304)	Westlake Chemical Corp.	(7,423,805)
		(77,588,308)
	COMMUNICATIONS — (2.1)%
(25,686)	Netflix, Inc.*	(8,863,981)
(91,144)	Wayfair, Inc. - Class A*	(8,540,193)
		(17,404,174)
	CONSUMER, CYCLICAL — (0.8)%
(127,400)	Ryohin Keikaku Co., Ltd.	(2,129,950)
(7,876)	Tesla, Inc.*	(5,123,890)
		(7,253,840)
	CONSUMER, NON-CYCLICAL — (4.1)%
(89,087)	Alnylam Pharmaceuticals, Inc.*	(10,226,297)
(117,686)	BioMarin Pharmaceutical, Inc.*	(9,826,781)
(72,991)	Exact Sciences Corp.*	(6,808,601)
(42,921)	Ocado Group PLC*	(692,035)
(61,415)	Sarepta Therapeutics, Inc.*	(7,121,683)
		(34,675,397)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY — (7.2)%
(271,702)	Cheniere Energy, Inc.*	$(16,095,626)
(22,816)	Halliburton Co.	(497,617)
(271,421)	Helmerich & Payne, Inc.	(11,006,122)
(976,935)	Marathon Oil Corp.	(11,107,751)
(367,767)	National Oilwell Varco, Inc.	(7,579,678)
(187,099)	Noble Energy, Inc.	(3,698,947)
(191,536)	Schlumberger Ltd.[3]	(6,418,371)
(111,336)	Targa Resources Corp.	(4,063,764)
		(60,467,876)
	FINANCIAL — (0.7)%
(1,943,973)	Melrose Industries PLC	(5,957,701)
	INDUSTRIAL — (1.7)%
(3,453,200)	Bombardier, Inc. - Class B*	(3,209,488)
(258,648)	Fletcher Building Ltd.	(923,191)
(724,484)	Rolls-Royce Holdings PLC*	(6,381,448)
(431,900)	SATS Ltd.	(1,437,588)
(115,800)	SNC-Lavalin Group, Inc.	(2,663,558)
		(14,615,273)
	TECHNOLOGY — (2.6)%
(65,629)	MongoDB, Inc. - Class A*	(10,757,249)
(89,935)	Twilio, Inc. - Class A*	(11,182,518)
		(21,939,767)
	TOTAL COMMON STOCKS
	(Proceeds $241,280,876)	(239,902,336)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $241,280,876)	$(239,902,336)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,257,082, which represents 0.15% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.2%
	BASIC MATERIALS — 2.6%
8,149	Commercial Metals Co.	$167,462
1,396	Innospec, Inc.	140,619
4,066	PolyOne Corp.	134,910
3,254	Schweitzer-Mauduit International, Inc.	113,988
		556,979
	COMMUNICATIONS — 4.3%
10,302	Boingo Wireless, Inc.*	115,794
3,628	Cargurus, Inc. - Class A*	129,338
1,676	ePlus, Inc.*	133,611
5,046	EverQuote, Inc. - Class A*	185,138
5,565	Iridium Communications, Inc.*	142,186
1,450	NIC, Inc.	28,608
3,628	Perficient, Inc.*	180,312
		914,987
	CONSUMER, CYCLICAL — 13.5%
814	Allegiant Travel Co.	136,784
7,096	Bloomin' Brands, Inc.	147,384
4,796	BMC Stock Holdings, Inc.*	139,971
3,086	Brinker International, Inc.	131,741
5,765	Buckle, Inc.	140,724
901	Deckers Outdoor Corp.*	172,010
11,330	Everi Holdings, Inc.*	141,625
1,679	Fox Factory Holding Corp.*	110,512
3,218	Genesco, Inc.*	126,532
1,373	Group 1 Automotive, Inc.	138,357
3,945	H&E Equipment Services, Inc.	106,949
2,451	Installed Building Products, Inc.*	181,693
5,197	Knoll, Inc.	128,678
1,929	Meritage Homes Corp.*	136,882
1,864	PriceSmart, Inc.	114,189
761	RH*	158,859
3,266	Rush Enterprises, Inc. - Class A	140,438
2,302	SkyWest, Inc.	127,001
4,349	Sonic Automotive, Inc. - Class A	137,559
6,447	Taylor Morrison Home Corp. - Class A*	166,848
4,195	Zumiez, Inc.*	130,758
		2,915,494
	CONSUMER, NON-CYCLICAL — 24.4%
3,308	ACADIA Pharmaceuticals, Inc.*	132,122
1,536	Addus HomeCare Corp.*	144,906
826	Amedisys, Inc.*	145,781

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
14,817	Amicus Therapeutics, Inc.*	$130,982
2,620	Anika Therapeutics, Inc.*	107,708
337	Boston Beer Co., Inc. - Class A*	120,100
3,990	Cardtronics PLC - Class A*[1]	179,550
3,156	Chegg, Inc.*	130,122
326	Chemed Corp.	152,255
7,098	Coherus Biosciences, Inc.*	128,048
1,227	CONMED Corp.	124,761
4,021	Cutera, Inc.*	113,312
2,558	Emergent BioSolutions, Inc.*	140,920
3,813	EVERTEC, Inc.[1]	128,002
1,213	FTI Consulting, Inc.*	145,633
8,561	Halozyme Therapeutics, Inc.*	162,488
943	Helen of Troy Ltd.*[1]	178,274
5,591	Heron Therapeutics, Inc.*	116,628
7,840	Hertz Global Holdings, Inc.*	123,558
10,513	Hostess Brands, Inc. - Class A*	141,084
2,089	Huron Consulting Group, Inc.*	135,388
5,812	Insmed, Inc.*	119,379
1,648	Integer Holdings Corp.*	140,739
10,561	Intellia Therapeutics, Inc.*	125,782
12,709	Ironwood Pharmaceuticals, Inc.*	153,525
1,005	LHC Group, Inc.*	146,479
1,974	NuVasive, Inc.*	152,235
8,721	Perdoceo Education Corp.*	155,059
3,173	Performance Food Group Co.*	164,330
4,100	Prestige Consumer Healthcare, Inc.*	166,296
11,178	R1 RCM, Inc.*	139,725
8,707	Recro Pharma, Inc.*	143,578
1,564	Repligen Corp.*	157,010
7,348	Select Medical Holdings Corp.*	167,828
2,249	Tandem Diabetes Care, Inc.*	171,014
7,539	Vericel Corp.*	123,640
4,100	Xencor, Inc.*	139,154
		5,247,395
	ENERGY — 2.3%
16,943	California Resources Corp.*	124,362
1,699	SolarEdge Technologies, Inc.*	166,264
4,970	Talos Energy, Inc.*	109,042
24,724	W&T Offshore, Inc.*	102,357
		502,025

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 26.2%
4,852	Acadia Realty Trust - REIT	$120,427
4,821	American Equity Investment Life Holding Co.	127,323
1,637	BancorpSouth Bank	46,769
16,833	Capstead Mortgage Corp. - REIT	138,367
1,990	Cohen & Steers, Inc.	147,220
1,151	EastGroup Properties, Inc. - REIT	156,617
3,914	Encore Capital Group, Inc.*	132,880
5,554	Enova International, Inc.*	139,183
2,971	Essent Group Ltd.[1]	147,391
6,419	Essential Properties Realty Trust, Inc. - REIT	177,229
4,192	Federated Investors, Inc. - Class B	151,876
4,316	First Financial Bankshares, Inc.	144,672
3,434	First Industrial Realty Trust, Inc. - REIT	146,632
5,262	Focus Financial Partners, Inc. - Class A*	148,651
4,128	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	140,723
1,191	Heartland Financial USA, Inc.	58,252
6,812	Hilltop Holdings, Inc.	154,224
4,476	HomeStreet, Inc.*	143,724
10,190	Hope Bancorp, Inc.	141,692
1,348	Innovative Industrial Properties, Inc. - REIT	120,646
11,007	Investors Bancorp, Inc.	133,020
1,935	Investors Real Estate Trust - REIT	142,609
2,005	McGrath RentCorp	155,027
9,766	MGIC Investment Corp.	134,673
10,791	Mr Cooper Group, Inc.*	133,593
3,998	National Storage Affiliates Trust - REIT	136,532
3,030	NexPoint Residential Trust, Inc. - REIT	147,864
5,105	NMI Holdings, Inc. - Class A*	162,952
5,475	Opus Bank	145,827
5,054	PennyMac Financial Services, Inc.	170,421
6,104	PennyMac Mortgage Investment Trust - REIT	141,918
1,758	Piper Sandler Cos.	144,912
6,093	Radian Group, Inc.	149,218
7,435	Redfin Corp.*	180,894
2,923	Rexford Industrial Realty, Inc. - REIT	140,859
1,946	Ryman Hospitality Properties, Inc. - REIT	165,468
1,654	South State Corp.	125,059
2,142	UMB Financial Corp.	142,357
2,406	Walker & Dunlop, Inc.	159,686
2,106	Westamerica Bancorporation	133,436
		5,630,823

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 14.0%
3,204	AAR Corp.	$136,426
2,308	AeroVironment, Inc.*	153,736
5,708	Air Transport Services Group, Inc.*	119,697
3,552	Arcosa, Inc.	155,400
3,866	Atkore International Group, Inc.*	153,480
2,364	Badger Meter, Inc.	139,618
4,251	Benchmark Electronics, Inc.	130,846
4,024	Boise Cascade Co.	145,669
5,790	Builders FirstSource, Inc.*	143,563
11,128	Dorian LPG Ltd.*[1]	145,999
1,542	EMCOR Group, Inc.	126,706
2,485	Exponent, Inc.	180,834
1,937	Federal Signal Corp.	62,294
12,512	Forterra, Inc.*	162,030
1,814	GATX Corp.	138,100
1,525	Generac Holdings, Inc.*	157,975
1,704	Itron, Inc.*	139,302
6,351	Knowles Corp.*	125,305
2,128	MasTec, Inc.*	122,892
1,205	OSI Systems, Inc.*	104,281
4,248	Rexnord Corp.*	138,697
1,828	Tennant Co.	141,158
		3,024,008
	TECHNOLOGY — 8.5%
9,303	Amkor Technology, Inc.*	104,659
10,541	Avaya Holdings Corp.*	134,608
2,651	Blackline, Inc.*	162,162
592	CACI International, Inc. - Class A*	158,324
1,937	Cirrus Logic, Inc.*	148,781
1,941	CommVault Systems, Inc.*	87,384
2,131	Five9, Inc.*	152,857
6,264	FormFactor, Inc.*	158,542
1,780	Mercury Systems, Inc.*	136,615
1,688	Omnicell, Inc.*	137,201
3,445	Progress Software Corp.	155,473
2,544	SPS Commerce, Inc.*	144,575
3,687	Upland Software, Inc.*	143,940
		1,825,121
	UTILITIES — 3.4%
1,853	Black Hills Corp.	153,855
1,474	Chesapeake Utilities Corp.	141,813

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
7,337	Clearway Energy, Inc. - Class C	$155,324
1,483	ONE Gas, Inc.	140,143
4,647	South Jersey Industries, Inc.	143,128
		734,263
	Total Common Stocks
	(Cost $19,531,499)	21,351,095

Principal Amount
	SHORT-TERM INVESTMENTS — 0.6%
$121,568	UMB Money Market Fiduciary, 0.25%[2]	121,568
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $121,568)	121,568

	TOTAL INVESTMENTS — 99.8%
	(Cost $19,653,067)	21,472,663

	Other Assets in Excess of Liabilities — 0.2%	51,615
	TOTAL NET ASSETS — 100.0%	$21,524,278

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 – Organization

361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”) and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Global Long/Short Equity Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund are diversified Funds. The Domestic Long/Short Equity Fund is a non-diversified Fund.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2020 (Unaudited)

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

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January 31, 2020 (Unaudited)

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At January 31, 2020, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2020 (Unaudited)

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Cost of investments	$122,909,621	$41,426,871	$32,634,764

Gross unrealized appreciation	$292,866	$5,335	$2,789,433
Gross unrealized depreciation	(1,594,840)	(2,344)	(1,859,583)
Net unrealized appreciation (depreciation) on investments	$(1,301,974)	$2,991	$929,850

	Global Long/Short Equity Fund	U.S. Small Cap Equity Fund
Cost of investments	$725,519,362	$19,851,534

Gross unrealized appreciation	$66,409,599	$2,421,800
Gross unrealized depreciation	(43,047,773)	(800,671)
Net unrealized appreciation (depreciation) on investments	$23,361,826	$1,621,129

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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January 31, 2020 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$47,740,980	$-	$47,740,980
Collateralized Mortgage Obligations	-	3,034,959	-	3,034,959
Corporate Bonds[1]	-	46,487,390	-	46,487,390
Short-Term Investments	25,925,583	-	-	25,925,583
Total Assets	$25,925,583	$97,263,329	$-	$123,188,912

Liabilities
Other Financial Instruments[2]
Futures Contracts	$1,581,265	$-	$-	$1,581,265
Total Liabilities	$1,581,265	$-	$-	$1,581,265

Global Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$3,089,394	$-	$-	$3,089,394
U.S. Treasury Bills	-	38,340,468	-	38,340,468
Total Investments	3,089,394	38,340,468	-	41,429,862
Other Financial Instruments[2]
Futures Contracts	2,333	-	-	2,333
Total Assets	$3,091,727	$38,340,468	$-	$41,432,195

Liabilities
Other Financial Instruments[2]
Futures Contracts	$1,198,417	$-	$-	$1,198,417
Total Liabilities	$1,198,417	$-	$-	$1,198,417

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January 31, 2020 (Unaudited)

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$32,907,224	$-	$-	$32,907,224
Short-Term Investments	9,739,382	-	-	9,739,382
Total Assets	$42,646,606	$-	$-	$42,646,606

Liabilities
Securities Sold Short
Common Stocks[1]	$9,081,992	$-	$-	$9,081,992
Total Liabilities	$9,081,992	$-	$-	$9,081,992

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$114,822	$25,274,829	$-	$25,389,651
Communications	48,338,730	13,077,872	-	61,416,602
Consumer, Cyclical	145,203,398	1,527,785	-	146,731,183
Consumer, Non-cyclical	129,545,832	30,709,441	-	160,255,273
Energy	9,545,540	26,051,089	-	35,596,629
Financial	97,937,441	2,642,958	-	100,580,399
Industrial	31,692,258	78,170,361	-	109,862,619
Technology	110,664,964	36,787,338	-	147,452,302
Utilities	30,234,204	16,268,014	-	46,502,218
Short-Term Investments	154,996,648	-	-	154,996,648
Total Assets	$758,273,837	$230,509,687	$-	$988,783,524

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$58,240,707	$19,347,601	$-	$77,588,308
Communications	17,404,174	-	-	17,404,174
Consumer, Cyclical	5,123,890	2,129,950	-	7,253,840
Consumer, Non-cyclical	33,983,362	692,035	-	34,675,397
Energy	60,467,876	-	-	60,467,876
Financial	-	5,957,701	-	5,957,701
Industrial	5,873,046	8,742,227	-	14,615,273
Technology	21,939,767	-	-	21,939,767
Total Liabilities	$203,032,822	$36,869,514	$-	$239,902,336

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$21,351,095	$-	$-	$21,351,095
Short-Term Investments	121,568	-	-	121,568
Total Investments	$21,472,663	$-	$-	$21,472,663

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2020 (Unaudited)

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.